CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and equivalents	$ 142,753	$ 216,155
Receivables, net	48,320	99,252
Deferred tax asset	107,938	107,938
Other current assets	86,767	84,343
Total current assets	385,778	507,688
Property, net	1,266,860	1,247,230
Intangible assets, net	223,314	225,515
Goodwill	2,291,943	2,291,943
Deferred tax asset	75,799	73,817
Other long-term assets	419,100	417,604
Total assets	4,662,794	4,763,797
Current liabilities:
Accounts payable	210,326	262,635
Accrued expenses and other liabilities	136,459	136,262
Deferred revenues and income	183,374	213,882
Current maturities of corporate borrowings and capital and financing lease obligations	23,901	23,598
Total current liabilities	554,060	636,377
Corporate borrowings	1,771,628	1,775,132
Capital and financing lease obligations	99,790	101,533
Exhibitor services agreement	319,859	316,815
Other long-term liabilities	419,610	419,717
Total liabilities	3,164,947	3,249,574
Commitments and contingencies
Stockholder's equity:
Common stock, 1 share issued with $0.01 par value
Additional paid-in capital	1,180,625	1,174,886
Accumulated other comprehensive income	4,228	12,844
Accumulated earnings	312,994	326,493
Total stockholder's equity	1,497,847	1,514,223
Total liabilities and stockholder's equity	$ 4,662,794	$ 4,763,797